Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	82 Months Ended
	Jan. 16, 2018	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000196754
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Affinity World Leaders Equity ETF
Without Sales Load [Member] | C000196754
Average Annual Return [Line Items]
Average Annual Return, Percent		37.51%	11.03%	7.21%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		33.68%	12.03%	9.63%
AFFINITY WORLD LEADERS EQUTIY ETF Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Affinity World Leaders Equity ETF Index
Average Annual Return, Percent		39.66%	12.55%	8.55%